As filed with the Securities and Exchange Commission on June 21, 2011

Securities Act Registration No. 333-7305
Investment Company Act Registration No. 811-7685

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[Ö]

Pre-Effective Amendment No. _____	[ ]

Post-Effective Amendment No. 73	[Ö]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[Ö]

Amendment No. 74

FRONTEGRA FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)

400 Skokie Boulevard, Suite 500
Northbrook, Illinois	60062
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code:  (847) 509-9860

William D. Forsyth III
400 Skokie Blvd., Suite 500
Northbrook, Illinois  60062
 (Name and Address of Agent for Service)

Copies to:

Ellen R. Drought
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin  53202

It is proposed that this filing will become effective (check appropriate box):

[X]	immediately upon filing pursuant to paragraph (b) of Rule 485
[ ]	on ______________, 2011 pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	on (date) pursuant to paragraph (a)(1) of Rule 485
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Northbrook and State of Illinois on the 21st day of June, 2011.

FRONTEGRA FUNDS, INC. (Registrant)

By: /s/ William D. Forsyth III
William D. Forsyth III
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.

Name	Title	Date
/s/ William D. Forsyth III William D. Forsyth III	President, Secretary and a Director (principal executive officer)	June 21, 2011
/s/ Elyce D. Dilworth Elyce D. Dilworth	Chief Compliance Officer, Treasurer, Assistant Secretary and Anti-Money Laundering Compliance Officer (principal financial officer)	June 21, 2011
/s/ David L. Heald David L. Heald	Director*
/s/ James M. Snyder James M. Snyder	Director*
*By: /s/ William D. Forsyth III William D. Forsyth III President Attorney-in-fact pursuant to Power of Attorney filed on May 24, 2007, Post- Effective Amendment No. 29.

EXHIBIT INDEX

Exhibit No.	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Schema Document
EX-101.CAL	XBRL Calculation Linkbase Document
EX-101.DEF	XBRL Definition Linkbase Document
EX-101.LAB	XBRL Label Linkbase Document
EX-101.PRE	XBRL Presentation Linkbase Document

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